Earnings per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per Common Share
22.    Earnings per Common Share
The following table presents the calculation of basic and diluted earnings per common share.

($ in millions except per share data)	2011	2010	2009
Net (loss) income from continuing operations	$(112)	$986	$(6,983)
Preferred stock dividends — U.S. Department of Treasury	(534)	(963)	(855)
Preferred stock dividends	(260)	(282)	(370)
Impact of preferred stock conversion and related amendment	—	(616)	—
Impact of preferred stock amendment	32	—	—
Net loss from continuing operations attributable to common shareholders (a)	(874)	(875)	(8,208)
(Loss) income from discontinued operations, net of tax	(45)	89	(3,315)
Net loss attributable to common shareholders	$(919)	$(786)	$(11,523)
Basic weighted-average common shares outstanding	1,330,970	800,597	529,392
Diluted weighted-average common shares outstanding (a)	1,330,970	800,597	529,392
Basic earnings per common share
Net loss from continuing operations	$(658)	$(1,092)	$(15,503)
(Loss) income from discontinued operations, net of tax	(33)	111	(6,262)
Net loss	$(691)	$(981)	$(21,765)
Diluted earnings per common share (a)
Net loss from continuing operations	$(658)	$(1,092)	$(15,503)
(Loss) income from discontinued operations, net of tax	(33)	111	(6,262)
Net loss	$(691)	$(981)	$(21,765)

(a)
Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss attributable to common shareholders for 2011, 2010 and 2009, income attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.

The effects of converting the outstanding Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares are not included in the diluted earnings per share calculation for the years ended December 31, 2011, 2010, and 2009, as the effects would be antidilutive for those periods. As such, 574 thousand, 987 thousand, and 417 thousand of potential common shares were excluded from the diluted earnings per share calculation for the years ended December 31, 2011, 2010, and 2009, respectively.